Risk management activities (Tables)	12 Months Ended
Dec. 31, 2022
Financial Instruments [Abstract]
Schedule of Remaining Contractual Maturities of Financial Liabilities
The following are the remaining contractual maturities of financial liabilities as at December 31, 2022 (in thousands $):

Contractual obligations	Carrying Amount	Less than 1 year	1-3 years	4-5 years	More than 5 years
Lease obligation	4,515	2,062	1,665	788	—
Compensation payable	12,342	12,342	—	—	—
Operating accounts payable	8,641	8,641	—	—	—
Contingent consideration on URNM acquisition	4,352	—	4,352	—	—
Loan facility	54,437	—	54,437	—	—
	84,287	23,045	60,454	788	—